Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Redeemable Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance -January 1, 2022, after giving effect to the recapitalization at Dec. 31, 2020		$ 2,000	$ 4	$ 451	$ 8,100	$ 8,555
Balance, shares at Dec. 31, 2020		10,000,000	20,040,470
Retroactive application of recapitalization		$ (2,000)		2,000		2,000
Retroactive application of recapitalization, shares		(10,000,000)	15,469,477
Adjusted balance, beginning of period			$ 4	2,451	8,100	10,555
Adjusted balance, beginning of period, shares			35,509,947
Net income (loss)					4,338	4,338
Stock compensation expense				734		734
Exercise of stock options				434		$ 434
Exercise of stock options, shares			987,051			987,051	[1]
Balance - December 31, 2022 at Dec. 31, 2021			$ 4	3,619	12,438	$ 16,061
Balance, shares at Dec. 31, 2021			36,496,998
Balance at Dec. 31, 2021		$ 2,000	$ 4	1,619	12,438	14,061
Balance, shares at Dec. 31, 2021		10,000,000	20,875,475
Retroactive application of recapitalization		$ (2,000)		2,000		2,000
Retroactive application of recapitalization, shares		(10,000,000)	15,621,523
Adjusted balance, beginning of period			$ 4	3,619	12,438	16,061
Adjusted balance, beginning of period, shares			36,496,998
Net income (loss)					(2,298)	(2,298)
Stock compensation expense				288		288
Exercise of stock options				113		113
Exercise of stock options, shares			100,374
Balance at Mar. 31, 2022			$ 4	4,020	10,140	14,164
Balance, shares at Mar. 31, 2022			36,597,372
Balance -January 1, 2022, after giving effect to the recapitalization at Dec. 31, 2021			$ 4	3,619	12,438	16,061
Balance, shares at Dec. 31, 2021			36,496,998
Balance at Dec. 31, 2021		$ 2,000	$ 4	1,619	12,438	14,061
Balance, shares at Dec. 31, 2021		10,000,000	20,875,475
Net income (loss)						$ (3,767)
Exercise of stock options, shares	[2]					254,623
Balance at Jun. 30, 2022			$ 4	4,540	8,671	$ 13,215
Balance, shares at Jun. 30, 2022			36,749,738
Balance -January 1, 2022, after giving effect to the recapitalization at Dec. 31, 2021			$ 4	3,619	12,438	16,061
Balance, shares at Dec. 31, 2021			36,496,998
Balance at Dec. 31, 2021		$ 2,000	$ 4	1,619	12,438	14,061
Balance, shares at Dec. 31, 2021		10,000,000	20,875,475
Net income (loss)					(39,571)	(39,571)
Stock compensation expense				2,467		2,467
Exercise of stock options				706		$ 706
Exercise of stock options, shares			581,351			581,351	[1]
Common stock issued in public offering (ATM), net of costs				15,000		$ 15,000
Common stock issued in public offering (ATM), net of costs, shares			1,498,301
Reverse capitalization, net of transaction costs (See Note 3)
Reverse capitalization, net of transaction costs, shares (See Note 3)			4,238,936
Cashless exercise of liability classified warrants				16,669		16,669
Cashless exercise of liability classified warrants, shares			457,142
Balance - December 31, 2022 at Dec. 31, 2022			$ 4	38,461	(27,133)	11,332
Balance, shares at Dec. 31, 2022			43,272,728
Balance at Dec. 31, 2022			$ 4	38,461	(27,133)	11,332
Balance, shares at Dec. 31, 2022			43,272,728
Balance at Mar. 31, 2022			$ 4	4,020	10,140	14,164
Balance, shares at Mar. 31, 2022			36,597,372
Net income (loss)					(1,469)	(1,469)
Stock compensation expense				431		431
Exercise of stock options				89		89
Exercise of stock options, shares			152,366
Balance at Jun. 30, 2022			$ 4	4,540	8,671	13,215
Balance, shares at Jun. 30, 2022			36,749,738
Balance at Dec. 31, 2022			$ 4	38,461	(27,133)	11,332
Balance, shares at Dec. 31, 2022			43,272,728
Net income (loss)					4,892	4,892
Stock compensation expense				4,487		4,487
Exercise of stock options				93		93
Exercise of stock options, shares			36,009
Common stock issued in public offering (ATM), net of costs				597		597
Common stock issued in public offering (ATM), net of costs, shares			73,500
Cashless exercise of liability classified warrants			$ 1	10,166		10,167
Cashless exercise of liability classified warrants, shares			2,348,294
Exercise of public warrants				747		747
Exercise of public warrants, shares			64,971
Balance at Mar. 31, 2023			$ 5	54,551	(22,241)	32,315
Balance, shares at Mar. 31, 2023			45,795,502
Balance -January 1, 2022, after giving effect to the recapitalization at Dec. 31, 2022			$ 4	38,461	(27,133)	11,332
Balance, shares at Dec. 31, 2022			43,272,728
Balance at Dec. 31, 2022			$ 4	38,461	(27,133)	11,332
Balance, shares at Dec. 31, 2022			43,272,728
Net income (loss)						$ (6,808)
Exercise of stock options, shares	[2]					105,121
Common stock issued in public offering (ATM), net of costs, shares			10,000,000
Exercise of public warrants						$ 747
Exercise of public warrants, shares						64,971
Balance - December 31, 2022 at Jun. 30, 2023						$ 32,213
Balance at Jun. 30, 2023			$ 6	66,148	(33,941)	32,213
Balance, shares at Jun. 30, 2023			58,504,541
Balance at Mar. 31, 2023			$ 5	54,551	(22,241)	32,315
Balance, shares at Mar. 31, 2023			45,795,502
Net income (loss)					(11,700)	(11,700)
Stock compensation expense				954		954
Exercise of stock options				230		230
Exercise of stock options, shares			69,012
Cashless exercise of liability classified warrants				2,462		2,462
Cashless exercise of liability classified warrants, shares			748,029
Common stock issued in public offering, net of costs			$ 1	7,877		7,878
Common stock issued in public offering, net of costs, shares			11,405,000
Common stock issued in public offering (ATM), net of costs				74		74
Common stock issued in public offering (ATM), net of costs, shares			25,000
Shares issued for vested restricted stock units
Shares issued for vested restricted stock units, shares			461,998
Balance - December 31, 2022 at Jun. 30, 2023						32,213
Balance at Jun. 30, 2023			$ 6	$ 66,148	$ (33,941)	$ 32,213
Balance, shares at Jun. 30, 2023			58,504,541

[1]	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.
[2]	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 1 for additional information.